Dear Variable Annuity Owner:

U.S. stocks fell in the first quarter due to continued earnings warnings and concerns about the economy slowing. The Fed's cuts in interest rates helped the market rebound in the second quarter, but left many sectors of the U.S. market below where they started the year. The Fed's action did help bonds, with the declining interest rates driving up bond prices. International markets behaved in much the same way as U.S. markets, dropping in the first quarter. However, the second quarter rebound was much weaker.

The first half of 2001 presents the typical investor some of the same challenges we saw last year. At times like these, we may recall the returns of just a few years ago and compare them to more recent experience. As we do this, it's a good time to remind ourselves that investing involves short-term risks that must be weathered to "earn" the potentially favorable long-term returns.

The table below shows the percent change in unit value for each subaccount of the MEMBERS(R) Variable Annuity II and the MEMBERS(R) Choice Variable Annuity.

               Percent Change in Unit Value from December 31, 2000
                             through June 30, 2001
----------------------------------------------------------------------------------------------------------------
                                    Percent Change in                                      Percent Change in
           Subaccount                   Unit Value                 Subaccount                  Unit Value
----------------------------------------------------------------------------------------------------------------
  Money Market                             1.79%            Capital Appreciation Stock           -2.76%
----------------------------------------------------------------------------------------------------------------
  Bond                                     3.10%            Mid-Cap Stock                         7.15%
----------------------------------------------------------------------------------------------------------------
  Balanced                                -4.13%            Emerging Growth                     -21.77%
----------------------------------------------------------------------------------------------------------------
  High Income                              1.59%            International Stock                 -10.49%
----------------------------------------------------------------------------------------------------------------
  Growth and Income Stock                 -9.53%            Global Securities                    -7.96%
----------------------------------------------------------------------------------------------------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the variable account level charges in addition to the fund level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these subaccount charges

This booklet is divided into two sections. Each section contains the semi-annual report for a component of MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

     Statements of Assets and Liabilities........... page 2
     Statements of Operations....................... page 4
     Statements of Changes in Net Assets............ page 5
     Notes to Financial Statements.................. page 8

The second section of this booklet contains the semiannual reports for the Ultra Series Fund, the underlying mutual fund. The Ultra Series Fund includes the Global Securities Fund, International Stock Fund, High Income Fund, Emerging Growth Fund, Mid-Cap Stock Fund, Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund.

We at CUNA Mutual Life Insurance Company would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We appreciate the trust and confidence you place in us. Thank you for giving us the opportunity to serve you.

Sincerely,



/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                      Statements of Assets and Liabilities
                                  June 30, 2001
                                   (Unaudited)

                                                                                                                    Capital
                                             Money                                                 Growth and       Appreciation
                                            Market              Bond             Balanced         Income Stock          Stock
Assets:                                   Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   12,152,043 shares at net asset value of
   $1.00 per share (cost $12,152,043)    $12,152,043        $        --       $        --        $        --        $        --

Bond Fund,
   1,021,258 shares at net asset value of
   $10.37 per share (cost $10,634,544)            --         10,590,783                --                 --                 --

Balanced Fund,
   1,659,037 shares at net asset value of
   $19.04 per share (cost $32,719,398)            --                 --        31,596,002                 --                 --

Growth and Income Stock Fund,
   910,147 shares at net asset value of
   $29.80 per share (cost $28,596,372)            --                 --                --         27,124,564                 --

Capital Appreciation Stock Fund,
   828,805 shares at net asset value of
   $24.06 per share (cost $20,574,416)            --                 --                --                 --         19,944,879
                                          ----------         ----------        ----------         ----------         ----------
     Total assets                         12,152,043         10,590,783        31,596,002         27,124,564         19,944,879
                                          ----------         ----------        ----------         ----------         ----------
Liabilities:
Accrued adverse mortality and
   expense charges                            10,435              8,580            26,456             22,777             16,283
                                          ----------         ----------        ----------         ----------         ----------
     Total liabilities                        10,435              8,580            26,456             22,777             16,283
                                          ----------         ----------        ----------         ----------         ----------
     Net assets                          $12,141,608        $10,582,203       $31,569,546        $27,101,787        $19,928,596
                                          ==========         ==========        ==========         ==========         ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                             $12,141,608        $10,577,503       $31,528,459        $27,081,258        $19,915,083
Contracts in annuity period
    (note 2 and note 5)                           --              4,700            41,087             20,529             13,513
                                          ----------         ----------        ----------         ----------         ----------
     Total contract owners' equity       $12,141,608        $10,582,203       $31,569,546        $27,101,787        $19,928,596
                                          ==========         ==========        ==========         ==========         ==========
     Total units outstanding
       (note 5 and note 6)                 1,185,402            995,204         3,316,797          3,069,318          2,177,786
                                          ==========         ==========        ==========         ==========         ==========
     Net asset value per unit                 $10.24             $10.63             $9.52              $8.83              $9.15
                                          ==========         ==========        ==========         ==========         ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Assets and Liabilities, continued
                                  June 30, 2001
                                   (Unaudited)

                                             Mid-Cap          Emerging             High           International        Global
                                              Stock            Growth             Income              Stock          Securities
Assets:                                    Subaccount        Subaccount         Subaccount         Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)

Mid-Cap Stock Fund,
   751,977 shares at net asset value of
   $13.97 per share (cost $10,336,796)    $10,504,609        $       --        $       --         $       --         $       --

Emerging Growth Fund,
   652,412 shares at net asset value of
   $7.11 per share (cost $5,031,889)               --         4,639,728                --                 --                 --

High Income Fund,
   350,774 shares at net asset value of
   $9.90 per share (cost $3,579,934)               --                --         3,471,834                 --                 --

International Stock Fund,
   215,996 shares at net asset value of
   $8.74 per share (cost $1,993,020)               --                --                --          1,888,701                 --

Global Securities Fund,
   148,743 shares at net asset value of
   $9.22 per share (cost $1,422,794)               --                --                --                 --          1,404,120
                                           ----------         ---------         ---------          ---------          ---------
     Total assets                          10,504,609         4,639,728         3,471,834          1,888,701          1,404,120
                                           ----------         ---------         ---------          ---------          ---------
Liabilities
Accrued adverse mortality and
   expense charges                              8,903             3,892             3,057              1,589              1,153
                                           ----------         ---------         ---------          ---------          ---------
     Total liabilities                          8,903             3,892             3,057              1,589              1,153
                                           ----------         ---------         ---------          ---------          ---------
     Net assets                           $10,495,706        $4,635,836        $3,468,777         $1,887,112         $1,402,967
                                           ==========         =========         =========          =========          =========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                              $10,491,415        $4,633,275        $3,466,026         $1,884,474         $1,402,003
Contracts in annuity period
    (note 2 and note 5)                         4,291             2,561             2,751              2,638                964
                                           ----------         ---------         ---------          ---------          ---------
     Total contract owners' equity        $10,495,706        $4,635,836        $3,468,777         $1,887,112         $1,402,967
                                           ==========         =========         =========          =========          =========
     Total units outstanding
       (note 5 and note 6)                    959,699           682,285           340,006            216,960            149,714
                                           ==========         =========         =========          =========          =========
     Net asset value per unit                  $10.94             $6.79            $10.20              $8.70              $9.37
                                           ==========         =========         =========          =========          =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                            Statements of Operations
                       For Six Months Ended June 30, 2001
                                   (Unaudited)

                                                                                                                        Capital
                                          Money                                                    Growth and        Appreciation
                                         Market               Bond              Balanced          Income Stock           Stock
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $122,554            $133,680           $210,175             $55,471              $5,292
  Adverse mortality and expense charges
   (note 3)                               (32,316)            (26,412)           (87,904)            (80,678)            (55,406)
                                        ---------           ---------          ---------          ----------           ---------
  Net investment income (loss)             90,238             107,268            122,271             (25,207)            (50,114)
                                        ---------           ---------          ---------          ----------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --                  --            311,867             202,058             517,865
   Proceeds from sale of securities     3,551,591             139,257            145,811             309,302             230,061
   Cost of securities sold             (3,531,591)           (137,804)          (150,140)           (315,831)           (235,733)
                                        ---------           ---------          ---------          ----------           ---------
   Net realized gain (loss) on security
    transactions                               --               1,453            307,538             195,529             512,193
  Net change in unrealized appreciation
   or depreciation on investments              --             (36,752)        (1,121,527)         (1,498,846)           (644,215)
                                        ---------           ---------          ---------          ----------           ---------
   Net gain (loss) on investments              --             (35,299)          (813,989)         (1,303,317)           (132,022)
                                        ---------           ---------          ---------          ----------           ---------
Net increase (decrease) in net assets
  resulting from operations               $90,238             $71,969          ($691,718)        ($1,328,524)          ($182,136)
                                        =========           =========          =========          ==========           =========


                                         Mid-Cap            Emerging              High            International         Global
                                          Stock              Growth              Income               Stock           Securities
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                          $5,288              $3,682            $59,118              $2,800              $1,186
  Adverse mortality and expense charges
   (note 3)                               (30,845)            (15,282)           (10,491)             (6,105)             (4,022)
                                        ---------           ---------          ---------           ---------           ---------
  Net investment income (loss)            (25,557)            (11,600)            48,627              (3,305)             (2,836)
                                        ---------           ---------          ---------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received    260,884                  --                 --                  --                  --
   Proceeds from sale of securities       415,808             176,849            218,340              26,750              48,949
   Cost of securities sold               (412,229)           (195,154)          (222,105)            (27,968)            (53,180)
                                        ---------           ---------          ---------           ---------           ---------
   Net realized gain (loss) on security
    transactions                          264,463             (18,305)            (3,765)             (1,218)             (4,231)
  Net change in unrealized appreciation
   or depreciation on investments         118,278            (389,173)          (107,942)           (109,437)            (21,884)
                                        ---------           ---------          ---------           ---------           ---------
   Net gain (loss) on investments         382,741            (407,478)          (111,707)           (110,655)            (26,115)
                                        ---------           ---------          ---------           ---------           ---------
Net increase (decrease) in net assets
  resulting from operations              $357,184           ($419,078)          ($63,080)          ($113,960)           ($28,951)
                                        =========           =========          =========           =========           =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                       Statements of Changes in Net Assets
     For six months ended June 30, 2001 and period ended December 31, 2000
                                   (Unaudited)

                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)               $90,238                $1,555                       $107,268               $15,964
  Net realized gain (loss) on
   security transactions                          --                    --                          1,453                    52
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                        (36,752)               (7,010)
                                         -----------            ----------                    -----------             ---------
    Change in net assets from operations      90,238                 1,555                         71,969                 9,006
                                         -----------            ----------                    -----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            15,948,283               478,237                     10,450,577               618,039
  Cost of units repurchased               (4,372,955)               (3,750)                      (566,040)               (1,275)
  Actuarial adjustments for mortality
   experience on annuities in payment period      --                    --                              4                    --
  Annuity benefit payments                        --                    --                            (77)                   --
                                         -----------            ----------                    -----------             ---------
   Change in net assets from capital
    unit transactions                     11,575,328               474,487                      9,884,464               616,764
                                         -----------            ----------                    -----------             ---------
Increase (decrease) in net assets         11,665,566               476,042                      9,956,433               625,770
Net assets:
  Beginning of period                        476,042                    --                        625,770                    --
                                         -----------            ----------                    -----------             ---------
  End of period                          $12,141,608              $476,042                    $10,582,203              $625,770
                                         ===========            ==========                    ===========             =========


                                                   BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              $122,271               $26,698                       ($25,207)               $9,646
  Net realized gain (loss) on
   security transactions                     307,538                   (20)                       195,529                    --
  Net change in unrealized appreciation
   or depreciation on investments         (1,121,527)               (1,870)                    (1,498,846)               27,038
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations    (691,718)               24,808                     (1,328,524)               36,684
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            31,377,275             2,675,004                     27,300,052             3,348,794
  Cost of units repurchased               (1,804,281)              (10,697)                    (2,251,037)               (3,776)
  Actuarial adjustments for mortality
   experience on annuities in payment period     (40)                   --                             10                    --
  Annuity benefit payments                      (805)                   --                           (416)                   --
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     29,572,149             2,664,307                     25,048,609             3,345,018
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         28,880,431             2,689,115                     23,720,085             3,381,702
Net assets:
  Beginning of period                      2,689,115                    --                      3,381,702                    --
                                         -----------            ----------                    -----------            ----------
  End of period                          $31,569,546            $2,689,115                    $27,101,787            $3,381,702
                                         ===========            ==========                    ===========            ==========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
     For six months ended June 30, 2001 and period ended December 31, 2000
                                   (Unaudited)

                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              ($50,114)                ($841)                      ($25,557)                  $74
  Net realized gain (loss) on
   security transactions                     512,193                    --                        264,463                    (4)
  Net change in unrealized appreciation
   or depreciation on investments           (644,215)               14,679                        118,278                49,535
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations    (182,136)               13,838                        357,184                49,605
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            19,045,186             2,261,073                      9,368,256             1,202,806
  Cost of units repurchased               (1,204,299)               (4,771)                      (478,875)               (3,208)
  Actuarial adjustments for mortality
   experience on annuities in payment period      (3)                   --                             (7)                   --
  Annuity benefit payments                      (292)                   --                            (55)                   --
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     17,840,592             2,256,302                      8,889,319             1,199,598
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         17,658,456             2,270,140                      9,246,503             1,249,203
Net assets:
  Beginning of period                      2,270,140                    --                      1,249,203                    --
                                         -----------            ----------                    -----------            ----------
  End of period                          $19,928,596            $2,270,140                    $10,495,706            $1,249,203
                                         ===========            ==========                    ===========            ==========


                                               EMERGING GROWTH SUBACCOUNT                            HIGH INCOME SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)              ($11,600)                 $129                        $48,627                $4,744
  Net realized gain (loss) on
   security transactions                     (18,305)                   --                         (3,765)                 (129)
  Net change in unrealized appreciation
   or depreciation on investments           (389,173)               (2,987)                      (107,942)                 (157)
                                          ----------            ----------                     ----------             ---------
    Change in net assets from operations    (419,078)               (2,858)                       (63,080)                4,458
                                          ----------            ----------                     ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             4,737,744               851,564                      3,606,582               372,517
  Cost of units repurchased                 (530,934)                 (513)                      (450,390)               (1,265)
  Actuarial adjustments for mortality
   experience on annuities in payment period       4                    --                              1                    --
  Annuity benefit payments                       (93)                   --                            (46)                   --
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                      4,206,721               851,051                      3,156,147               371,252
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets          3,787,643               848,193                      3,093,067               375,710
Net assets:
  Beginning of period                        848,193                    --                        375,710                    --
                                          ----------            ----------                     ----------             ---------
  End of period                           $4,635,836              $848,193                     $3,468,777              $375,710
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
     For six months ended June 30, 2001 and period ended December 31, 2000
                                   (Unaudited)

                                            INTERNATIONAL STOCK SUBACCOUNT                       GLOBAL SECURITIES SUBACCOUNT
Operations:                                    2001                  2000*                         2001                  2000*
                                               ----                  -----                         ----                  -----
  Net investment income (loss)               ($3,305)                  $35                        ($2,836)                 $208
  Net realized gain (loss) on
   security transactions                      (1,218)                   (4)                        (4,231)                   --
  Net change in unrealized appreciation
   or depreciation on investments           (109,437)                5,118                        (21,884)                3,211
                                          ----------            ----------                     ----------             ---------
    Change in net assets from operations    (113,960)                5,149                        (28,951)                3,419
                                          ----------            ----------                     ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             1,775,574               339,815                      1,345,468               129,169
  Cost of units repurchased                 (119,074)                 (300)                       (46,106)                   --
  Actuarial adjustments for mortality
   experience on annuities in payment period       6                    --                             --                    --
  Annuity benefit payments                       (98)                   --                            (32)                   --
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                      1,656,408               339,515                      1,299,330               129,169
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets          1,542,448               344,664                      1,270,379               132,588
Net assets:
  Beginning of period                        344,664                    --                        132,588                    --
                                          ----------            ----------                     ----------             ---------
  End of period                           $1,887,112              $344,664                     $1,402,967              $132,588
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.

*The data is for the period beginning November 7, 2000 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type with ten funds. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. No contracts in the Variable Account were in the payout stage at December 31, 2000. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge/Contingent Deferred Sales Charge (MEMBERS Variable Annuity II only). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Annual Rider Charges. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 2001, was as follows:

     Money Market Fund............................................ $15,207,315
     Bond Fund....................................................  10,139,140
     Balanced Fund................................................  30,177,028
     Capital Appreciation Stock Fund..............................  25,555,479
     Mid-Cap Stock Fund...........................................  18,553,454
     Emerging Growth Fund.........................................   9,548,653
     High Income Fund.............................................   4,375,355
     International Stock Fund.....................................   1,681,219
     Global Securities Fund.......................................   1,346,519

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the period November 7, 2000 through December 31, 2000, and for the six-month period ended June 30, 2001, were as follows:

                                                                                                                   Capital
                                                     Money                                        Growth and    Appreciation
                                                    Market           Bond           Balanced     Income Stock       Stock
                                                  Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
Units for contracts in accumulation period:
Sold                                                 47,678           60,834         271,792        346,971         241,745
Repurchased                                            (374)            (124)         (1,078)          (391)           (503)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                     47,304           60,710         270,714        346,580         241,242
Sold                                              1,567,506          987,826       3,232,773      2,969,311       2,069,889
Repurchased                                        (429,408)         (53,774)       (191,006)      (248,898)       (134,822)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2001                      1,185,402          994,762       3,312,481      3,066,993       2,176,309
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Sold                                                     --               --              --             --              --
Repurchased                                              --               --              --             --              --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                     --              449           4,406          2,372           1,511
Repurchased                                              --               (7)            (90)           (47)            (34)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2001                             --              442           4,316          2,325           1,477
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding June 30, 2001             1,185,402          995,204       3,316,797      3,069,318       2,177,786
                                                  =========        =========       =========      =========       =========


                                                    Mid-Cap        Emerging           High       International     Global
                                                     Stock          Growth           Income          Stock       Securities
Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                  ----------      ----------       ----------     ----------     ----------
Sold                                                122,724           97,794          37,566         35,488          13,024
Repurchased                                            (328)             (60)           (128)           (32)             --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                    122,396           97,734          37,438         35,456          13,024
Sold                                                882,351          661,663         346,200        194,810         141,543
Repurchased                                         (45,440)         (77,489)        (43,902)       (13,609)         (4,956)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2001                        959,307          681,908         339,736        216,657         149,611
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Sold                                                     --               --              --             --              --
Repurchased                                              --               --              --             --              --
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                    398              390             275            314             106
Repurchased                                              (6)             (13)             (5)           (11)             (3)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2001                            392              377             270            303             103
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding June 30, 2001               959,699          682,285         340,006        216,960         149,714
                                                  =========        =========       =========      =========       =========

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.


                                     Money Market                Bond                  Balanced             Growth and Income
                                      Subaccount              Subaccount              Subaccount            Stock Subaccount

Unit value:                         2001       2000         2001       2000         2001       2000         2001       2000
                                    ----       ----         ----       ----         ----       ----         ----       ----
  Beginning of period              $10.06     $10.00*      $10.31     $10.00*       $9.93     $10.00*       $9.76     $10.00*

  End of period                     10.24      10.06        10.63      10.31         9.52       9.93         8.83       9.76

Percentage increase (decrease)
  in unit value during  period     1.79%      0.60%**       3.10%      3.10%**     (4.13%)    (0.70%)**    (9.53%)    (2.40%)**

Number of units outstanding
  at end of period              1,185,402     47,304      995,204     60,710    3,316,797    270,714    3,069,318    346,580


                                 Capital Appreciation           Mid-Cap             Emerging Growth            High Income
                                   Stock Subaccount        Stock Subaccount           Subaccount               Subaccount

Unit value:                         2001       2000         2001       2000         2001       2000         2001       2000
                                    ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period               $9.41     $10.00*      $10.21     $10.00*       $8.68     $10.00*      $10.04     $10.00*

  End of period                      9.15       9.41        10.94      10.21         6.79       8.68        10.20      10.04

Percentage increase (decrease)
  in unit value during  period    (2.76%)    (5.90%)**      7.15%      2.10%**    (21.77%)   (13.20%)**     1.59%      0.40%**

Number of units outstanding
  at end of period              2,177,786    241,242      959,699    122,396      682,285     97,734      340,006     37,438



                         International Global Securities
                           Stock Subaccount Subaccount

Unit value:                             2001       2000         2001       2000
                                        ----       ----         ----       ----
  Beginning of period                   $9.72     $10.00*      $10.18     $10.00*

  End of period                          8.70       9.72         9.37      10.18

Percentage increase (decrease)
  in unit value during  period       (10.49%)    (2.80%)**      (7.96%)    1.80%**

Number of units outstanding
  at end of period                    216,960     35,456      149,714     13,024



     *The MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity product inception date was November 7, 2000, with all subaccounts starting with a $10.00 unit price.

     **Not annualized.